SHAREHOLDERS' EQUITY (DEFICIENCY) - Equity-based compensation expense (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expense
Share-based compensation expense	$ 3,445	$ 264	$ 812	$ 596	$ 546
unrecognized compensation costs	$ 18,394		$ 2,280
Weighted average period of recognition	3 years 4 months 13 days		3 years 3 months 10 days
Weighted average exercise price of the options granted			$ 9.81	$ 4.42	$ 4.06
Weighted-average grant date fair value of options granted			$ 0.6	$ 0.76	$ 4.45
Research and Development Expense [Member]
Share-based compensation expense
Share-based compensation expense	$ 2,260	169	$ 654	$ 372	$ 380
Selling and Marketing Expense [Member]
Share-based compensation expense
Share-based compensation expense	60	7	7	20	18
General and Administrative Expense [Member]
Share-based compensation expense
Share-based compensation expense	$ 1,125	$ 88	$ 151	$ 204	$ 148